Equity (Details Textual) - USD ($)		1 Months Ended
	Mar. 06, 2017	Mar. 27, 2017	Jun. 30, 2018	Dec. 31, 2017
Private placement [Member]
Equity (Textual)
Ordinary shares par value	$ 0.19
Ordinary shares issued	5,357,143
Description of public offering	Pursuant to the Company’s sole discretion, the Company may choose to pay this sum in cash and/or in Ordinary Shares (at a price per share of such public offering). In addition, the Investor is entitled to preemptive rights to participate in its future private placements upon the same terms offered to future investors, on a pro-rata basis to his holdings. Since the Company has issued ADSs in the IPO which took place in March 2017 [see Note 6e(2)] at a public offering price of USD 6.00 per ADS, which is less than USD 7.71 per ADS (approximately USD 0.19 per Ordinary Share), the Company issued the Investor an additional 1,529,910 Ordinary Shares.
Private placement [Member] | ADS [Member]
Equity (Textual)
Description of public offering	In addition, in the event that the Company raises additional funds by means of a public offering of its Ordinary Shares of American Depository Shares (“ADSs”) upon less favorable terms relating to the price per share, then immediately following the closing of such public offering, the Company would be required to pay the Investor an amount, calculated as the number of his purchased shares (5,357,143 Ordinary Shares) multiplied by the difference between NIS 0.70 and the future public offering price per share.
Initial public offering [Member] | ADS [Member]
Equity (Textual)
Ordinary shares par value		$ 6.00
Ordinary shares issued		40
American depository shares issued		2,000,000
Gross proceeds from offering		$ 12,000,000
Underwriting discounts, commissions and other offering expenses		$ 1,700,000
Underwriters [Member] | ADS [Member]
Equity (Textual)
Option to purchase additional shares		300,000
Option and invested amount		$ 1,800,000
Underwriting discounts		$ 100,000
NIS [Member]
Equity (Textual)
Ordinary shares par value			$ 0.1	$ 0.1
NIS [Member] | Private placement [Member]
Equity (Textual)
Ordinary shares par value	$ 0.70